Note 12 - Long-term Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 06, 2009
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price	100.00%
Share-Based Payment Arrangement, Expense	$ 0	$ 1,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0	0
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	6 months
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			1,300,000